Vanguard Explorer™ Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares and Admiral™ Shares Dated February 24, 2014

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has added Arrowpoint Asset Management, LLC (Arrowpoint Partners), to the Fund’s investment advisory team. Effective immediately, Arrowpoint Partners will manage a portion of the Fund’s assets.

Arrowpoint Partners and the Fund’s seven other investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund’s board of trustees determines the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.

The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and table under “Fees and Expenses” are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Account Service Fee (for fund account balances
below $10,000)	$20/year	$20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Admiral Shares
Management Fees	0.49%	0.33%
12b-1 Distribution Fee	None	None
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses[1]	0.52%	0.35%
1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$53	$167	$291	$653
Admiral Shares	$36	$113	$197	$443

The following is added under the heading “Investment Advisors”:

Arrowpoint Asset Management, LLC (Arrowpoint Partners)

Within the same section, the following is added under “Portfolio Managers”:

Chad Meade, Partner and Portfolio Manager of Arrowpoint Partners. He has co-managed a portion of the Fund since June 2014.

Brian Schaub, CFA, Partner and Portfolio Manager of Arrowpoint Partners. He has co-managed a portion of the Fund since June 2014.

Prospectus Text Changes

In the More on the Fund section, the text in “Plain Talk About Fund Expenses” is restated as follows:

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and Expenses section, Vanguard Explorer Fund’s expense ratios would be as follows: for Investor Shares, 0.52%, or $5.20 per $1,000 of average net assets; for Admiral Shares, 0.35%, or $3.50 per $1,000 of average net assets. The average expense ratio for small-cap growth funds in 2013 was 1.42%, or $14.20 per $1,000 of average net assets (derived from data provided by Lipper, a Thomson Reuters Company, which reports on the mutual fund industry).

In the More on the Fund section, under “Security Selection,” the following is added:

Arrowpoint Asset Management, LLC (Arrowpoint Partners), uses in-depth, fundamental research to uncover companies that, in its opinion, can control their own economic destiny. Arrowpoint Partners starts by identifying businesses with strong competitive advantages in industries with high barriers to entry. Arrowpoint Partners then narrows its focus to companies with large potential markets and high-quality business models focused on the future. Finally, Arrowpoint Partners minimizes potential downside risk, resulting in a diversified portfolio of stable growth companies, cyclical share gainers, and to a lesser extent, game-changing growth businesses that Arrowpoint Partners feels will deliver returns beyond those of the benchmark index over time.

In the Investment Advisors section beginning on page 16, the following is added:

• Arrowpoint Asset Management, LLC, 100 Fillmore Street, Suite 325, Denver, CO 80206, is an investment advisory firm founded in 2007. As of April 30, 2014, Arrowpoint Partners managed approximately $5.8 billion in assets.

Also in the Investment Advisors section, the following replaces similar text:

The Fund pays each of its investment advisors (other than Vanguard) a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 2500 Growth Index (for Arrowpoint Partners, Kalmar, SIMG, and Wellington Management), the Russell 2000 Growth Index (for Chartwell), a 50/50 blend of the Russell 2000 Growth Index and the Russell 2500 Growth Index (for Granahan), or a 50/50 blend of the Russell 2500 Index and the Russell 2500 Growth Index (for Century Capital) over the preceding 36-month period (60-month period for Arrowpoint Partners and SIMG). When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease. Vanguard provides investment advisory services for a portion of the Fund on an at-cost basis.

Also in the Investment Advisors section, the following is added to the list of managers primarily responsible for the day-to-day management of the Fund:

Chad Meade, Partner and Portfolio Manager of Arrowpoint Partners. He has worked in investment management since 1998, has been with Arrowpoint Partners since 2013, and has co-managed a portion of the Fund since June 2014. Education: B.S., Virginia Tech.

Brian Schaub, CFA, Partner and Portfolio Manager of Arrowpoint Partners. He has worked in investment management since 2000, has been with Arrowpoint Partners since 2013, and has co-managed a portion of the Fund since June 2014. Education: B.S., Williams College.

CFA® is a trademark owned by CFA Institute.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 24A 062014

Vanguard Explorer™ Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants Dated February 24, 2014

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has added Arrowpoint Asset Management, LLC (Arrowpoint Partners), to the Fund’s investment advisory team. Effective immediately, Arrowpoint Partners will manage a portion of the Fund’s assets.

Arrowpoint Partners and the Fund’s seven other investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund’s board of trustees determines the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.

The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and table under “Fees and Expenses” are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.49%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.52%
1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund’s Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$53	$167	$291	$653

The following is added under the heading “Investment Advisors” on page 4:

Arrowpoint Asset Management, LLC (Arrowpoint Partners)

Within the same section, the following is added under “Portfolio Managers”:

Chad Meade, Partner and Portfolio Manager of Arrowpoint Partners. He has co-managed a portion of the Fund since June 2014.

Brian Schaub, CFA, Partner and Portfolio Manager of Arrowpoint Partners. He has co-managed a portion of the Fund since June 2014.

Prospectus Text Changes

In the More on the Fund section, the text in “Plain Talk About Fund Expenses” is restated as follows:

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and Expenses section, Vanguard Explorer Fund Investor Shares’ expense ratio would be 0.52%, or $5.20 per $1,000 of average net assets. The average expense ratio for small-cap growth funds in 2013 was 1.42%, or $14.20 per $1,000 of average net assets (derived from data provided by Lipper, a Thomson Reuters Company, which reports on the mutual fund industry).

In the More on the Fund section, under “Security Selection,” the following is added:

Arrowpoint Asset Management, LLC (Arrowpoint Partners), uses in-depth, fundamental research to uncover companies that, in its opinion, can control their own economic destiny. Arrowpoint Partners starts by identifying businesses with strong competitive advantages in industries with high barriers to entry. Arrowpoint Partners then narrows its focus to companies with large potential markets and high-quality business models focused on the future. Finally, Arrowpoint Partners minimizes potential downside risk, resulting in a diversified portfolio of stable growth companies, cyclical share gainers, and to a lesser extent, game-changing growth businesses that Arrowpoint Partners feels will deliver returns beyond those of the benchmark index over time.

In the Investment Advisors section beginning on page 15, the following is added:

• Arrowpoint Asset Management, LLC, 100 Fillmore Street, Suite 325, Denver, CO 80206, is an investment advisory firm founded in 2007. As of April 30, 2014, Arrowpoint Partners managed approximately $5.8 billion in assets.

Also in the Investment Advisors section, the following replaces similar text:

The Fund pays each of its investment advisors (other than Vanguard) a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 2500 Growth Index (for Arrowpoint Partners,

Kalmar, SIMG, and Wellington Management), the Russell 2000 Growth Index (for Chartwell), a 50/50 blend of the Russell 2000 Growth Index and the Russell 2500 Growth Index (for Granahan), or a 50/50 blend of the Russell 2500 Index and the Russell 2500 Growth Index (for Century Capital) over the preceding 36-month period (60-month period for Arrowpoint Partners and SIMG). When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease. Vanguard provides investment advisory services for a portion of the Fund on an at-cost basis.

Also in the Investment Advisors section, the following is added to the list of managers primarily responsible for the day-to-day management of the Fund:

Chad Meade, Partner and Portfolio Manager of Arrowpoint Partners. He has worked in investment management since 1998, has been with Arrowpoint Partners since 2013, and has co-managed a portion of the Fund since June 2014. Education: B.S., Virginia Tech.

Brian Schaub, CFA, Partner and Portfolio Manager of Arrowpoint Partners. He has worked in investment management since 2000, has been with Arrowpoint Partners since 2013, and has co-managed a portion of the Fund since June 2014. Education: B.S., Williams College.

CFA® is a trademark owned by CFA Institute.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 24 062014

Vanguard Explorer™ Fund

Supplement to the Prospectus and Summary Prospectus for Admiral™ Shares for Participants Dated February 24, 2014

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has added Arrowpoint Asset Management, LLC (Arrowpoint Partners), to the Fund’s investment advisory team. Effective immediately, Arrowpoint Partners will manage a portion of the Fund’s assets.

Arrowpoint Partners and the Fund’s seven other investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund’s board of trustees determines the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.

The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and table under “Fees and Expenses” are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.33%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.35%
1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

The following is added under the heading “Investment Advisors” on page 4:

Arrowpoint Asset Management, LLC (Arrowpoint Partners)

Within the same section, the following is added under “Portfolio Managers”:

Chad Meade, Partner and Portfolio Manager of Arrowpoint Partners. He has co-managed a portion of the Fund since June 2014.

Brian Schaub, CFA, Partner and Portfolio Manager of Arrowpoint Partners. He has co-managed a portion of the Fund since June 2014.

Prospectus Text Changes

In the More on the Fund section, the text in “Plain Talk About Fund Expenses” is restated as follows:

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and Expenses section, Vanguard Explorer Fund Admiral Shares’ expense ratio would be 0.35%, or $3.50 per $1,000 of average net assets. The average expense ratio for small-cap growth funds in 2013 was 1.42%, or $14.20 per $1,000 of average net assets (derived from data provided by Lipper, a Thomson Reuters Company, which reports on the mutual fund industry).

In the More on the Fund section, under “Security Selection,” the following is added:

Arrowpoint Asset Management, LLC (Arrowpoint Partners), uses in-depth, fundamental research to uncover companies that, in its opinion, can control their own economic destiny. Arrowpoint Partners starts by identifying businesses with strong competitive advantages in industries with high barriers to entry. Arrowpoint Partners then narrows its focus to companies with large potential markets and high-quality business models focused on the future. Finally, Arrowpoint Partners minimizes potential downside risk, resulting in a diversified portfolio of stable growth companies, cyclical share gainers, and to a lesser extent, game-changing growth businesses that Arrowpoint Partners feels will deliver returns beyond those of the benchmark index over time.

In the Investment Advisors section beginning on page 15, the following is added:

• Arrowpoint Asset Management, LLC, 100 Fillmore Street, Suite 325, Denver, CO 80206, is an investment advisory firm founded in 2007. As of April 30, 2014, Arrowpoint Partners managed approximately $5.8 billion in assets.

Also in the Investment Advisors section, the following replaces similar text:

The Fund pays each of its investment advisors (other than Vanguard) a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 2500 Growth Index (for Arrowpoint Partners,

Kalmar, SIMG, and Wellington Management), the Russell 2000 Growth Index (for Chartwell), a 50/50 blend of the Russell 2000 Growth Index and the Russell 2500 Growth Index (for Granahan), or a 50/50 blend of the Russell 2500 Index and the Russell 2500 Growth Index (for Century Capital) over the preceding 36-month period (60-month period for Arrowpoint Partners and SIMG). When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease. Vanguard provides investment advisory services for a portion of the Fund on an at-cost basis.

Also in the Investment Advisors section, the following is added to the list of managers primarily responsible for the day-to-day management of the Fund:

Chad Meade, Partner and Portfolio Manager of Arrowpoint Partners. He has worked in investment management since 1998, has been with Arrowpoint Partners since 2013, and has co-managed a portion of the Fund since June 2014. Education: B.S., Virginia Tech.

Brian Schaub, CFA, Partner and Portfolio Manager of Arrowpoint Partners. He has worked in investment management since 2000, has been with Arrowpoint Partners since 2013, and has co-managed a portion of the Fund since June 2014. Education: B.S., Williams College.

CFA® is a trademark owned by CFA Institute.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 5024 062014

Vanguard Explorer™ Fund

Supplement to the Statement of Additional Information Dated February 24, 2014

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has added Arrowpoint Asset Management, LLC (Arrowpoint Partners), to the Fund’s investment advisory team. Effective immediately, Arrowpoint Partners will manage a portion of the Fund’s assets.

Arrowpoint Partners and the Fund’s seven other investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund’s board of trustees determines the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.

The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the introductory text on page B-34 is revised to indicate that the Trust currently uses eight investment advisors, and the following is added:

n Arrowpoint Asset Management, LLC, provides investment advisory services for a portion of Vanguard Explorer Fund.

Within the same section, the following replaces similar text:

The Fund pays each of its independent third-party investment advisors a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 2500 Growth Index (for Arrowpoint Partners, Kalmar, SIMG, and Wellington Management), the Russell 2000 Growth Index (for Chartwell), a 50/50 blend of the Russell 2000 Growth Index and the Russell 2500 Growth Index (for Granahan), or a 50/50 blend of the Russell 2500 Index and the Russell 2500 Growth Index (for Century Capital) over the preceding 36-month period (60-month period for Arrowpoint Partners and SIMG). Vanguard provides investment advisory services for a portion of the Fund on an at-cost basis.

Within the same section, the following is added:

A. Arrowpoint Asset Management, LLC (Arrowpoint Partners)

Arrowpoint Partners, located in Denver, Colorado, is an investment advisory firm founded in 2007.

1. Other Accounts Managed

Chad Meade co-manages a portion of Vanguard Explorer Fund; as of April 30, 2014, the Fund held assets of $12.4 billion. As of April 30, 2014, Mr. Meade also co-managed two other registered investment companies with total assets of $2.1 billion and one other account with total assets of $10 million (none of which had advisory fees based on account performance).

Brian Schaub co-manages a portion of Vanguard Explorer Fund; as of April 30, 2014, the Fund held assets of $12.4 billion. As of April 30, 2014, Mr. Schaub also co-managed two other registered investment companies with total assets of $2.1 billion and one other account with total assets of $10 million (none of which had advisory fees based on account performance).

2. Material Conflicts of Interest

Potential conflicts could include a portfolio manager’s knowledge about the size, timing, and possible market impact of a fund’s trades, whereby the portfolio manager could use this information to the advantage or disadvantage of another fund. A fund’s portfolio managers may be able to select or otherwise influence the selection of the brokers and dealers that are used to execute securities transactions for a fund. In addition to executing trades, some brokers and dealers provide managers with brokerage research services, which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a fund, a portfolio manager’s decision as to the selection of brokers and dealers could potentially yield disproportionate costs and benefits among the individual funds.

A fund’s portfolio managers and analysts may also face other potential conflicts of interest in managing the funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the funds and other accounts. In addition, the portfolio managers or analysts may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel, including the portfolio managers and analysts, are subject to restrictions on engaging in personal securities transactions pursuant to a Code of Ethics adopted by Arrowpoint Partners and the funds. Although the potential for conflicts of interest may exist, the funds and Arrowpoint Partners believe that they have established policies and procedures that seek to minimize potential conflicts of interest and to ensure that the purchase and sale of securities among all managed accounts are fairly and equitably executed and allocated.

3. Description of Compensation

The portfolio manager’s compensation is a combination of a fixed rate salary and annual bonus. Total compensation is based on a combination of the performance of each fund managed by the portfolio manager against a fund’s benchmark(s) as well as against its relevant peer group. Peer groups may include Lipper Inc; Morningstar, Inc.; and other customized universes of funds managed. Bonus compensation is based on a rolling three-year comparison versus Lipper Small/Mid Cap Peer group and outperformance versus the Russell 2500 Growth Index. Total compensation takes into account the level of assets in the funds, but the primary consideration is the performance of each fund against a benchmark and peer group. All employees share the same group benefits.

4. Ownership of Securities

As of April 30, 2014, Mr. Meade and Mr. Schaub did not own any shares of the Fund.

Also in the Investment Advisory Services section, “Duration and Termination of Investment Advisory Agreements” on page B-43 is replaced with the following:

The current investment advisory agreements with Century Capital, Chartwell, Granahan, Kalmar, and Wellington Management are renewable for successive one-year periods, only if (1) each renewal is approved by a vote of the Fund’s board of trustees, including the affirmative votes of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval or (2) each renewal is specifically approved by a vote of a majority of the Fund’s outstanding voting securities. An agreement is automatically terminated if assigned and may be terminated without penalty at any time either (1) by vote of the board of trustees of the Fund upon thirty (30) days’ written notice to the advisor (sixty (60) days’ written notice for Chartwell), (2) by a vote of a majority of the Fund’s outstanding voting securities upon 30 days’ written notice to the advisor (60 days’ written notice for Chartwell), or (3) by the advisor upon ninety (90) days’ written notice to the Fund.

The initial investment advisory agreements with both Arrowpoint Partners and SIMG are binding for a two-year period. At the end of that time, the agreements will become renewable for successive one-year periods, subject to the above conditions.

Vanguard provides at-cost investment advisory services to the Fund pursuant to the terms of the Fifth Amended and Restated Funds’ Service Agreement. This agreement will continue in full force and effect until terminated or amended by mutual agreement of the Vanguard funds and Vanguard.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 24B 062014